Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands				12 Months Ended
	Dec. 11, 2023	Mar. 29, 2021	Nov. 12, 2018	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Charter Revenue, Net				$ (19,338)	$ (16,371)
Accrued Charter Revenue, Current				5,576	11,929
Accrued Charter Revenue, Noncurrent				3,672	2,688
Amortization of Time Charter Assumed, Liability				4,187	876	$ 510
Amortization of Assumed Time Charter, Asset				195	405	$ 313
Time Charter Assumed Asset Position [Member]
Finite-Lived Intangible Assets, Net				74	269
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired			60.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)			7 years 4 months 24 days
Company Owning Cape Artemisio [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		4 years 3 months 18 days
Company Owning Arkadia [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	2 months 12 days
Deferred Revenue [Member]
Accrued Charter Revenue Liability				$ (28,586)	$ (30,988)